UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23158
Investment Company Act file number

Mandatory Exchangeable Trust
 (Exact name of registrant as specified in charter)

850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Address of principal executive offices) (Zip code)

Donald J. Puglisi, Managing Trustee
850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Name and address of agent for service)

(302) 738-6680
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Mandatory Exchangeable Trust
Schedule of Investments
September 30, 2016 (Unaudited)

Security Description	Maturity Date	Par Value	Amortized Cost	Fair Value

U.S. Treasury Securities - 11.28%*
Stripped United States Treasury Notes	11/15/2016	$94,875,000	$94,823,590	$94,854,981
Stripped United States Treasury Notes	02/15/2017	24,599,000	24,555,944	24,559,715
Stripped United States Treasury Notes	02/15/2017	70,276,000	70,137,601	70,180,706
Stripped United States Treasury Notes	05/15/2017	14,891,000	14,841,104	14,841,130
Stripped United States Treasury Notes	05/15/2017	79,984,000	79,683,805	79,724,452
Stripped United States Treasury Notes	08/15/2017	6,900,000	6,860,729	6,863,395
Stripped United States Treasury Notes	08/15/2017	87,975,000	87,500,334	87,502,926
Stripped United States Treasury Notes	11/15/2017	14,345,000	14,229,988	14,233,970
Stripped United States Treasury Notes	11/15/2017	80,530,000	79,922,365	79,942,775
Stripped United States Treasury Notes	02/15/2018	41,312,000	40,896,790	40,911,645
Stripped United States Treasury Notes	02/15/2018	53,563,000	53,024,660	53,033,905
Stripped United States Treasury Notes	05/15/2018	94,172,000	93,022,499	93,028,375
Stripped United States Treasury Notes	05/15/2018	703,000	694,419	694,134
Stripped United States Treasury Notes	08/15/2018	10,971,000	10,810,722	10,812,469
Stripped United States Treasury Notes	08/15/2018	83,904,000	82,764,850	82,726,575
Stripped United States Treasury Notes	11/15/2018	39,765,000	39,079,788	39,087,007
Stripped United States Treasury Notes	11/15/2018	55,110,000	54,189,328	54,223,997
Stripped United States Treasury Notes	02/15/2019	34,269,000	33,595,043	33,606,135
Stripped United States Treasury Notes	02/15/2019	60,606,000	59,419,458	59,464,789
Stripped United States Treasury Notes	05/15/2019	9,048,000	8,833,061	8,840,756
Stripped United States Treasury Notes	05/15/2019	85,827,000	83,314,786	83,934,000
Total U.S. Treasury Securities			1,032,200,864	1,033,067,837

Forward Purchase Contract -88.71%*
Forward Purchase Contract for American Deposity Shares
of Alibaba Group Holdings Limited			5,400,894,000	8,126,580,000
Total Forward Purchase Contract			5,400,894,000	8,126,580,000

Total Investments - 99.99%*			$6,433,094,864	$9,159,647,837
Other Assets in Excess of Liabilities - 0.01%*				953,267
TOTAL NET ASSETS - 100.00%*				$9,160,601,104

Footnotes
* Percentages are stated as a percent of net assets.

Income Taxes
The Trust is not an association taxable as a corporation for Federal or State income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal and State income tax laws and as such, Trust Securities holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

As of September 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, aggregated $2,726,552,973 and $0, respectively.  The aggregate cost of investments for Federal income tax purposes was $6,433,094,864 at September 30, 2016.

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Valuations that are based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

Level 3: Valuations based on significant unobservable inputs that are not corroborated by market data.

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

		Fair Value Measurements at September 30, 2016 Using
Description	Fair Value at September 30, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other
U.S. Treasury Securities	$1,033,067,837	$1,033,067,837	$-	$-
Total Other	1,033,067,837	1,033,067,837	-	-
Derivative Instruments
Forward Purchase Contract	8,126,580,000	-	-	8,126,580,000
Total Derivative Instruments	8,126,580,000	-	-	8,126,580,000
Total	$9,159,647,837	$1,033,067,837	$-	$8,126,580,000

During the period from June 10, 2016 through September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the period ended September 30, 2016
Fair Value Beginning Balance	$-
Increase in Unrealized Gains Included in Net Increase in Net Assets Applicable to Trust Security Holders	2,725,686,000
Net Purchases, Issuances and Settlements	5,400,894,000
Transfers Out of Level 3	-
Fair Value Ending Balance	$8,126,580,000

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2016.

Type of Asset	Fair Value as of September 30, 2016	Valuation Technique	Unobservable Input
Forward Purchase Contract	$8,126,580,000	Income Approach Pricing Model	Stock price of underlying asset. Returns of the S&P 500 Index

Forward Purchase Contract
On June 10, 2016, the Trust entered into the Contract, which is a derivative instrument, with the Shareholder and paid to the Shareholder $5,400,894,000 in connection therewith.  Pursuant to this Contract, the Shareholder is obligated to deliver to the Trust a specified number of Alibaba ADS on June 1, 2019 (the "Exchange Date") so as to permit the holders of the Trust Securities to exchange on the Exchange Date each of their shares of Trust Securities.

At September 30, 2016, the Contract had the following value:

Forward Contract	Exchange Date	Cost of Contract	Contract Fair Value	Net Unrealized Appreciation
Shareholder – West Raptor Holdings, LLC	06/01/2019	$5,400,894,000	$8,126,580,000	$2,725,686,000

The cost and value of the Contract would be included in investments, at fair value in the Statement of Assets and Liabilities.  The net change in unrealized appreciation in the Statement of Operations would be included in the net unrealized appreciation on investments in the Statement of Assets and Liabilities.

The Shareholder’s obligation under the Contract is collateralized by Alibaba ADS which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At September 30, 2016, the Custodian held 66,000,000 shares of Alibaba ADS with an aggregate value of $6,982,140,000.

Item 2. Controls and Procedures.

(a)	The Registrant’s Managing Trustee has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certification for Managing Trustee of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mandatory Exchangeable Trust

By (Signature and Title)  /s/ Donald J. Puglisi
  Donald J. Puglisi, Managing Trustee

Date  November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Donald J. Puglisi
  Donald J. Puglisi, Managing Trustee

Date  November 11, 2016